Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 14,522	$ 22,012	[1],[2]
Payments on borrowings	(4,328)	(20,602)	[1],[2]
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	97,564	106,997
Proceeds from borrowings	10,915	18,087
Payments on borrowings	0	(18,716)
Capitalization / (Payment) Of Lease Liabilities	290	321
Amortized cost	36	44
Unrealized foreign exchange effects	(680)	(363)
Current portion of long-term debt	(2,076)	(4,565)
Other movements	(15)	(133)
Balance ending	106,034	101,672
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	5,410	4,584
Proceeds from borrowings	3,607	3,924
Payments on borrowings	(4,328)	(1,884)
Capitalization / (Payment) Of Lease Liabilities	(184)	(235)
Amortized cost	59	58
Unrealized foreign exchange effects	(147)	35
Current portion of long-term debt	2,076	4,565
Other movements	(9)	(83)
Balance ending	$ 6,484	$ 10,964

[1]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2020 has been presented to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect this change in presentation.